Property and Equipment, Net - Schedule of Cost of Revenue and General and Administrative Expenses (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Cost of revenue:
Depreciation on equipment under finance lease	$ 284,364	$ 255,189	$ 139,020
General and administrative expenses
Depreciation on rights of use assets under operating lease	305,111	156,432	140,239
Depreciation on other assets	133,376	63,839	31,125
Depreciation expense	$ 722,851	$ 475,460	$ 310,384